Transactions involving the Company's stock options (Details)	Number of Options	Weighted - AverageExercise Price
Options exercisable at Dec. 31, 2013	1,209,215	0.20
Outstanding stock options at Dec. 31, 2013	1,737,866	0.20
Granted stock options	206,672	0.20
Options exercisable at Sep. 30, 2014	1,778,048	0.20
Outstanding stock options at Sep. 30, 2014	1,944,538	0.20